iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
General Dynamics Corp. .................... 42,927 $ 14,805,522
Lockheed Martin Corp. ..................... 348,018 171,183,094
Northrop Grumman Corp. ................... 350,903 204,734,355
RTX Corp. ............................. 162,774 29,055,159
419,778,130
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 17,556 32,036,540
a
Beverages  —  2 .7%
Coca-Cola Co. (The) ...................... 2,317,112 159,649,017
Keurig Dr Pepper, Inc. ..................... 4,247,698 115,367,478
Monster Beverage Corp.
(a)
................... 1,934,841 129,305,424
PepsiCo, Inc. ........................... 1,456,750 212,816,607
617,138,526
a
Biotechnology  —  4 .0%
AbbVie, Inc. ............................ 674,934 147,162,609
Amgen, Inc. ............................ 203,343 60,683,652
BioMarin Pharmaceutical, Inc.
(a)
............... 630,662 33,784,563
Gilead Sciences, Inc. ...................... 1,429,782 171,273,586
Incyte Corp.
(a)
........................... 1,321,481 123,532,044
Neurocrine Biosciences, Inc.
(a)
................ 541,549 77,555,232
Regeneron Pharmaceuticals, Inc. .............. 102,457 66,781,473
United Therapeutics Corp.
(a)
.................. 84,809 37,776,473
Vertex Pharmaceuticals, Inc.
(a)
................ 457,965 194,896,165
913,445,797
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 125,006 30,528,965
MercadoLibre, Inc.
(a)
....................... 43,027 100,135,016
130,663,981
a
Capital Markets  —  2 .2%
Cboe Global Markets, Inc. ................... 840,470 206,453,051
CME Group, Inc. , Class A ................... 742,758 197,194,821
Intercontinental Exchange, Inc. ............... 402,124 58,826,720
Tradeweb Markets, Inc. , Class A ............... 327,490 34,514,171
496,988,763
a
Chemicals  —  0 .8%
Corteva, Inc. ............................ 818,183 50,269,164
Linde PLC ............................. 313,535 131,151,690
181,420,854
a
Commercial Services & Supplies  —  4 .3%
Republic Services, Inc. ..................... 1,372,696 285,850,215
Rollins, Inc. ............................. 1,648,773 94,985,813
Waste Connections, Inc. .................... 1,765,948 296,114,161
Waste Management, Inc. .................... 1,441,972 288,062,746
965,012,935
a
Communications Equipment  —  3 .9%
Arista Networks, Inc.
(a)
..................... 683,164 107,728,131
Cisco Systems, Inc. ....................... 4,897,079 358,025,446
F5, Inc.
(a)
.............................. 461,165 116,697,803
Motorola Solutions, Inc. .................... 735,186 299,007,498
881,458,878
a
Consumer Staples Distribution & Retail  —  1 .3%
Kroger Co. (The) ......................... 2,349,117 149,474,315
Walmart, Inc. ............................ 1,507,912 152,570,536
302,044,851
a
Security Shares Value
a
Diversified Telecommunication Services  —  2 .2%
AT&T, Inc. .............................. 8,622,316 $ 213,402,321
Verizon Communications, Inc. ................ 7,245,970 287,954,848
501,357,169
a
Electric Utilities  —  4 .3%
Alliant Energy Corp. ....................... 348,411 23,280,823
American Electric Power Co., Inc. .............. 909,527 109,379,717
Duke Energy Corp. ....................... 2,731,103 339,476,103
NextEra Energy, Inc. ...................... 302,789 24,647,025
PPL Corp. ............................. 327,452 11,958,547
Southern Co. (The) ....................... 3,603,011 338,827,154
Xcel Energy, Inc. ......................... 1,490,265 120,964,810
968,534,179
a
Electronic Equipment, Instruments & Components  —  2 .9%
Amphenol Corp. , Class A ................... 2,657,035 370,231,257
CDW Corp. ............................. 173,798 27,698,187
Corning, Inc. ............................ 655,023 58,349,449
TE Connectivity PLC ...................... 102,357 25,283,203
Teledyne Technologies, Inc.
(a)
................. 338,005 178,067,794
659,629,890
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 956,918 191,441,015
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 869,976 86,867,103
Netflix, Inc.
(a)
............................ 44,395 49,671,790
327,979,908
a
Financial Services  —  3 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 680,459 324,946,391
Mastercard, Inc. , Class A
(b)
.................. 519,471 286,742,797
Visa, Inc. , Class A ........................ 645,875 220,075,448
831,764,636
a
Food Products  —  2 .7%
General Mills, Inc. ........................ 973,246 45,362,996
Hershey Co. (The) ........................ 390,755 66,283,771
Hormel Foods Corp. ....................... 968,225 20,903,978
Kellanova .............................. 2,084,269 173,119,383
Kraft Heinz Co. (The) ...................... 1,334,221 32,995,285
Mondelez International, Inc. , Class A ............ 2,746,116 157,791,825
Tyson Foods, Inc. , Class A .................. 2,294,524 117,961,479
614,418,717
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 87,353 15,000,257
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a)
................... 1,065,073 102,779,544
a
Health Care Equipment & Supplies  —  1 .6%
Abbott Laboratories ....................... 1,372,953 169,724,450
Becton Dickinson & Co. .................... 170,458 30,462,549
Boston Scientific Corp.
(a)
.................... 1,206,486 121,517,270
Medtronic PLC .......................... 353,766 32,086,576
353,790,845
a
Health Care Providers & Services  —  5 .4%
Cardinal Health, Inc. ....................... 91,655 17,485,024
Cencora, Inc. ........................... 1,122,973 379,351,509
Cigna Group (The) ........................ 144,651 35,354,151
Elevance Health, Inc. ...................... 617,944 196,011,837
HCA Healthcare, Inc. ...................... 89,478 41,131,247
McKesson Corp. ......................... 481,343 390,532,830

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 491,565 $ 167,898,941
1,227,765,539
a
Health Care REITs  —  0 .7%
Welltower, Inc. ........................... 831,200 150,480,448
a
Hotels, Restaurants & Leisure  —  2 .4%
DoorDash, Inc. , Class A
(a)
................... 211,622 53,830,288
McDonald's Corp. ........................ 964,096 287,715,169
Yum! Brands, Inc. ........................ 1,543,416 213,315,526
554,860,983
a
Household Products  —  2 .7%
Church & Dwight Co., Inc. ................... 1,382,926 121,268,781
Colgate-Palmolive Co. ..................... 2,376,983 183,146,540
Kimberly-Clark Corp. ...................... 349,227 41,805,964
Procter & Gamble Co. (The) ................. 1,707,634 256,776,925
602,998,210
a
Insurance  —  8 .1%
Allstate Corp. (The) ....................... 844,057 161,653,797
Aon PLC , Class A ........................ 314,568 107,167,026
Arch Capital Group Ltd. .................... 1,225,547 105,776,962
Arthur J Gallagher & Co. .................... 692,884 172,867,629
Chubb Ltd. ............................. 1,165,197 322,689,657
Erie Indemnity Co. , Class A , NVS .............. 80,761 23,633,899
Hartford Insurance Group, Inc. (The) ............ 232,566 28,880,046
Loews Corp. ............................ 759,696 75,635,334
Marsh & McLennan Companies, Inc. ............ 1,131,263 201,534,503
Progressive Corp. (The) .................... 1,211,988 249,669,528
Travelers Companies, Inc. (The) ............... 813,225 218,448,500
W R Berkley Corp. ........................ 1,144,762 81,667,321
Willis Towers Watson PLC ................... 275,081 86,127,861
1,835,752,063
a
Interactive Media & Services  —  0 .4%
Alphabet, Inc. , Class C , NVS ................. 251,768 70,953,258
Meta Platforms, Inc. , Class A ................. 32,717 21,212,067
92,165,325
a
IT Services  —  5 .4%
Accenture PLC , Class A .................... 950,133 237,628,263
Akamai Technologies, Inc.
(a)
.................. 608,092 45,667,709
Cognizant Technology Solutions Corp. , Class A ..... 2,227,690 162,354,047
Gartner, Inc.
(a) (b)
.......................... 308,582 76,633,254
GoDaddy, Inc. , Class A
(a)
.................... 1,142,282 152,072,003
International Business Machines Corp. .......... 1,296,795 398,647,751
VeriSign, Inc. ........................... 678,398 162,679,841
1,235,682,868
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 2,069,743 57,611,296
a
Metals & Mining  —  0 .2%
Newmont Corp. .......................... 689,227 55,806,710
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 592,637 60,460,827
CMS Energy Corp. ........................ 638,509 46,962,337
Consolidated Edison, Inc. ................... 2,745,496 267,438,765
Dominion Energy, Inc. ...................... 893,492 52,439,045
DTE Energy Co. ......................... 367,074 49,753,210
WEC Energy Group, Inc. .................... 1,762,767 196,953,957
674,008,141
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .1%
Chevron Corp. ........................... 476,459 $ 75,147,113
Coterra Energy, Inc. ....................... 1,187,266 28,090,714
EOG Resources, Inc. ...................... 284,876 30,151,276
Expand Energy Corp. ...................... 918,430 94,883,003
Exxon Mobil Corp. ........................ 3,160,438 361,427,690
Phillips 66 .............................. 98,403 13,396,584
Targa Resources Corp. ..................... 180,046 27,734,286
Williams Companies, Inc. (The) ............... 1,168,665 67,630,644
698,461,310
a
Pharmaceuticals  —  4 .1%
Bristol-Myers Squibb Co. .................... 1,690,312 77,872,674
Eli Lilly & Co. ........................... 203,003 175,163,169
Johnson & Johnson ....................... 1,843,259 348,136,327
Merck & Co., Inc. ......................... 3,483,508 299,512,018
Pfizer, Inc. ............................. 1,236,347 30,475,953
931,160,141
a
Professional Services  —  0 .4%
Automatic Data Processing, Inc. ............... 67,707 17,624,132
Broadridge Financial Solutions, Inc. ............ 43,675 9,625,970
Verisk Analytics, Inc. ....................... 335,798 73,459,171
100,709,273
a
Semiconductors & Semiconductor Equipment  —  3 .0%
Analog Devices, Inc. ....................... 243,515 57,014,167
Broadcom, Inc. .......................... 44,328 16,384,959
First Solar, Inc.
(a)
......................... 425,170 113,494,880
NVIDIA Corp. ........................... 1,704,935 345,232,288
QUALCOMM, Inc. ........................ 254,415 46,023,673
Texas Instruments, Inc. ..................... 627,312 101,285,795
679,435,762
a
Software  —  13 .9%
Adobe, Inc.
(a) (b)
........................... 445,111 151,475,725
AppLovin Corp. , Class A
(a)
................... 56,883 36,253,242
Autodesk, Inc.
(a)
.......................... 118,026 35,565,955
Bentley Systems, Inc. , Class B
(b)
............... 1,289,170 65,528,511
Cadence Design Systems, Inc.
(a)
.............. 132,690 44,940,776
Crowdstrike Holdings, Inc. , Class A
(a)
............ 53,033 28,797,449
Datadog, Inc. , Class A
(a)
.................... 98,479 16,033,366
Dynatrace, Inc.
(a)
......................... 1,072,590 54,240,876
Fair Isaac Corp.
(a) (b)
....................... 74,055 122,896,494
Fortinet, Inc.
(a)
........................... 1,171,434 101,247,041
Gen Digital, Inc. .......................... 2,323,987 61,260,297
HubSpot, Inc.
(a)
.......................... 80,535 39,616,777
Intuit, Inc. .............................. 407,787 272,218,212
Microsoft Corp. .......................... 649,532 336,334,165
Nutanix, Inc. , Class A
(a)
..................... 331,454 23,612,783
Oracle Corp. ............................ 414,319 108,804,313
Palantir Technologies, Inc. , Class A
(a)
........... 395,226 79,230,956
Palo Alto Networks, Inc.
(a)
................... 643,897 141,811,875
PTC, Inc.
(a)
............................. 962,787 191,151,731
Roper Technologies, Inc. .................... 598,710 267,114,467
Salesforce, Inc. .......................... 1,137,479 296,210,906
ServiceNow, Inc.
(a)
........................ 357,856 328,969,864
Synopsys, Inc.
(a)
......................... 220,714 100,164,428
Tyler Technologies, Inc.
(a)
................... 270,221 128,695,454
Workday, Inc. , Class A
(a)
.................... 373,120 89,518,950
Zoom Communications, Inc. , Class A
(a) (b)
......... 353,993 30,878,809
3,152,573,422
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a) (b)
........................ 70,978 260,803,692
Home Depot, Inc. (The) .................... 163,091 61,907,713
O'Reilly Automotive, Inc.
(a)
................... 1,899,772 179,414,468

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 1,667,110 $ 233,628,795
735,754,668
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Apple, Inc. ............................. 685,626 185,372,702
a
Tobacco  —  0 .2%
Philip Morris International, Inc. ................ 249,706 36,040,067
a
Water Utilities  —  0 .0%
American Water Works Co., Inc. ............... 79,477 10,207,231
a
Wireless Telecommunication Services  —  1 .3%
T-Mobile U.S., Inc. ........................ 1,355,794 284,784,530
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,600,189,053 ) .............................. 22,616,875,089
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 18,507,296 $ 18,516,549
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 35,418,535 35,418,535
a
Total Short-Term Securities — 0.2%
(Cost: $ 53,929,274 ) ................................. 53,935,084
Total Investments — 100.0%
(Cost: $ 20,654,118,327 ) .............................. 22,670,810,173
Other Assets Less Liabilities — 0 .0% ..................... 1,043,916
Net Assets — 100.0% ................................. $ 22,671,854,089
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 80,707,654  $ —  $ (62,204,039)
(a)
$ 14,280  $ (1,346) $ 18,516,549  18,507,296  $ 47,245
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 34,025,602  1,392,933
(a)
—  —  —  35,418,535  35,418,535  391,119  —
$ 14,280  $ (1,346)
$ 53,935,084
$ 438,364  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 519 12/19/25 $ 18,694 $ (421,765)
E-Mini S&P 500 Index .................................................................. 85 12/19/25 29,215 909,012
$ 487,247

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,616,875,089 $ — $ — $ 22,616,875,089
Short-Term Securities
Money Market Funds ...................................... 53,935,084 — — 53,935,084
$ 22,670,810,173 $ — $ — $ 22,670,810,173
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 909,012 $ — $ — $ 909,012
Liabilities
Equity Contracts ........................................... (421,765) — — (421,765)
$ 487,247 $ — $ — $ 487,247
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust